American Century Investments®
Quarterly Portfolio Holdings
NT International Growth Fund
February 29, 2020

NT International Growth - Schedule of Investments
FEBRUARY 29, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.5%
Australia — 4.8%
Aristocrat Leisure Ltd.	248,620	5,336,437
Atlassian Corp. plc, Class A(1)	27,290	3,955,959
CSL Ltd.	100,030	19,845,113
Treasury Wine Estates Ltd.	771,700	5,547,929
		34,685,438
Austria — 0.9%
Erste Group Bank AG(1)	188,394	6,498,313
Belgium — 1.2%
KBC Group NV	133,350	8,880,817
Brazil — 1.3%
Localiza Rent a Car SA	370,901	4,044,172
Magazine Luiza SA	443,299	4,936,669
		8,980,841
Canada — 5.4%
Alimentation Couche-Tard, Inc., B Shares	241,470	7,332,700
Canada Goose Holdings, Inc.(1)(2)	226,900	6,255,633
Canadian Pacific Railway Ltd.	23,620	5,854,100
First Quantum Minerals Ltd.	452,400	3,343,496
Intact Financial Corp.	76,250	8,264,938
Shopify, Inc., Class A(1)	7,810	3,626,261
TMX Group Ltd.	54,780	4,559,116
		39,236,244
China — 4.8%
Alibaba Group Holding Ltd. ADR(1)	54,610	11,358,880
ANTA Sports Products Ltd.	383,000	3,115,840
GDS Holdings Ltd. ADR(1)	158,010	9,159,840
TAL Education Group ADR(1)	72,210	3,927,502
Tencent Holdings Ltd.	148,500	7,324,822
		34,886,884
Denmark — 3.2%
Carlsberg A/S, B Shares	63,040	8,358,566
DSV Panalpina A/S	71,772	7,247,771
Novo Nordisk A/S, B Shares	128,390	7,630,663
		23,237,000
Finland — 1.6%
Neste Oyj	293,260	11,581,935
France — 10.3%
Airbus SE	50,960	6,228,548
ArcelorMittal SA	316,350	4,611,606
Dassault Systemes SE	39,710	6,274,284
Edenred	140,175	7,359,511
LVMH Moet Hennessy Louis Vuitton SE	20,650	8,519,746
Peugeot SA	190,550	3,715,537

Safran SA	47,790	6,639,229
Schneider Electric SE	130,350	13,285,692
Teleperformance	25,560	6,239,823
TOTAL SA	141,730	6,073,057
Valeo SA	203,610	5,264,284
		74,211,317
Germany — 5.2%
adidas AG	26,710	7,441,909
E.ON SE	440,100	5,082,004
Infineon Technologies AG	437,964	9,149,844
Puma SE	83,920	6,451,126
Symrise AG	92,260	8,986,030
		37,110,913
Hong Kong — 3.0%
AIA Group Ltd.	2,219,600	21,466,849
Hungary — 0.5%
OTP Bank Nyrt	78,297	3,410,868
India — 0.7%
HDFC Bank Ltd.	296,740	4,880,417
Indonesia — 0.7%
Bank Central Asia Tbk PT	2,378,800	5,190,953
Ireland — 2.7%
CRH plc	208,512	7,033,937
ICON plc(1)	29,600	4,619,376
Kerry Group plc, A Shares	64,310	8,099,032
		19,752,345
Italy — 1.4%
Nexi SpA(1)	304,216	4,918,036
Prysmian SpA	213,780	5,144,780
		10,062,816
Japan — 15.1%
Daikin Industries Ltd.	36,700	4,983,468
Fast Retailing Co. Ltd.	8,000	3,942,261
GMO Payment Gateway, Inc.	60,700	3,745,588
Hoya Corp.	128,200	11,362,077
Keyence Corp.	37,700	12,162,921
MonotaRO Co. Ltd.	288,400	6,396,095
Murata Manufacturing Co. Ltd.	236,200	12,677,366
Obic Co. Ltd.	42,300	5,199,159
Pan Pacific International Holdings Corp.	589,600	9,717,147
Recruit Holdings Co. Ltd.	351,400	12,201,980
Rohm Co. Ltd.	40,500	2,644,820
Shimadzu Corp.	223,800	5,417,283
Shiseido Co. Ltd.	71,500	4,346,463
Sysmex Corp.	92,000	5,875,664
Terumo Corp.	255,600	8,188,279
		108,860,571
Netherlands — 4.3%
Adyen NV(1)	10,300	9,137,447
ASML Holding NV	45,830	12,693,205

Koninklijke DSM NV	83,810	9,490,892
		31,321,544
Spain — 4.4%
Cellnex Telecom SA	329,217	16,107,853
Iberdrola SA	1,349,296	15,443,570
		31,551,423
Sweden — 4.1%
Atlas Copco AB, A Shares	171,110	6,141,604
Hexagon AB, B Shares	186,380	10,030,917
Lundin Petroleum AB	205,020	5,845,841
Telefonaktiebolaget LM Ericsson, B Shares	980,600	7,832,339
		29,850,701
Switzerland — 13.5%
Lonza Group AG(1)	34,520	13,795,152
Nestle SA	288,750	29,916,507
Novartis AG	170,270	14,294,037
Partners Group Holding AG	9,510	8,313,350
Sika AG	44,315	7,917,514
Straumann Holding AG	6,800	6,387,735
Temenos AG(1)	46,990	6,763,230
Zurich Insurance Group AG	25,030	9,740,890
		97,128,415
Taiwan — 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	708,000	7,259,303
United Kingdom — 9.4%
ASOS plc(1)	115,970	4,466,610
Associated British Foods plc	114,010	3,321,931
AstraZeneca plc	193,110	16,903,945
B&M European Value Retail SA	812,296	3,495,383
Barratt Developments plc	427,610	4,200,649
Burberry Group plc	303,590	6,632,254
Ferguson plc	59,020	5,155,302
London Stock Exchange Group plc	132,100	12,921,341
Melrose Industries plc	3,856,950	10,525,491
		67,622,906
TOTAL COMMON STOCKS (Cost $571,035,709)		717,668,813
TEMPORARY CASH INVESTMENTS — 0.4%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.625% - 7.875%, 2/15/21 - 5/15/45, valued at $2,805,704), in a joint trading account at 1.35%, dated 2/28/20, due 3/2/20 (Delivery value $2,739,192)		2,738,884
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.875%, 9/30/22, valued at $159,269), at 0.65%, dated 2/28/20, due 3/2/20 (Delivery value $153,008)		153,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,679	1,679
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,893,563)		2,893,563
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $5,400,185)	5,400,185	5,400,185
TOTAL INVESTMENT SECURITIES — 100.6% (Cost $579,329,457)		725,962,561
OTHER ASSETS AND LIABILITIES — (0.6)%		(4,131,825)
TOTAL NET ASSETS — 100.0%		$721,830,736

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	19.5%
Health Care	15.0%
Industrials	13.9%
Consumer Discretionary	13.5%
Financials	13.1%
Consumer Staples	9.3%
Materials	5.8%
Energy	3.3%
Communication Services	3.2%
Utilities	2.9%
Cash and Equivalents*	0.5%
*Includes temporary cash investments, temporary cash investments - securities lending collateral and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

(2)
Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $6,255,633. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(3)
Investment of cash collateral from securities on loan. At the period end, the aggregate market value of the collateral held by the fund was $6,391,732, which includes securities collateral of $991,547.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Australia	3,955,959	30,729,479	—
Canada	6,255,633	32,980,611	—
China	24,446,222	10,440,662	—
Ireland	4,619,376	15,132,969	—
Other Countries	—	589,107,902	—
Temporary Cash Investments	1,679	2,891,884	—
Temporary Cash Investments - Securities Lending Collateral	5,400,185	—	—
	44,679,054	681,283,507	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.